Loss Per Share/Ads (Details) - Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Continuing operations:
Basic loss per share, Weighted number of shares	408,000	176,000	[1]	79,000	[1]
Basic loss per share, Loss (in Dollars)	$ (5,883)	$ (2,592)		$ (5,789)
Effect of potential dilutive ordinary shares, Weighted number of shares			[1]		[1]
Diluted loss per share, Weighted number of shares	408,000	176,000	[1]	79,000	[1]
Diluted loss per share, Loss (in Dollars)	$ (5,883)	$ (2,592)		$ (5,789)

[1]	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Split” (see note 18a).